Condensed Statements of Stockholders' Equity (unaudited) - USD ($)	Total	Initial Public Offering	Series A Redeemable Convertible Preferred Stock	Series A Redeemable Convertible Preferred Stock Initial Public Offering	Series B Redeemable Convertible Preferred Stock	Series B Redeemable Convertible Preferred Stock Initial Public Offering	Common Stock	Common Stock Initial Public Offering	Common Stock License Agreement with Stanford	Additional Paid in Capital	Additional Paid in Capital Initial Public Offering	Accumulated Deficit	Accumulated Other Comprehensive Loss
Beginning balance at Dec. 31, 2020	$ (65,408,000)									$ 5,183,000		$ (70,591,000)
Temporary equity, Beginning balance, Shares at Dec. 31, 2020			30,019,945
Temporary equity, Beginning balance at Dec. 31, 2020			$ 55,608,000
Beginning balance, Shares at Dec. 31, 2020							10,279,102
Common stock issued upon exercise of options	42,000									42,000
Common stock issued upon exercise of options, Shares							33,906
Common stock issued upon early exercise of options, Shares							918,825
Common stock issued under ESPP	306,000									306,000
Common stock issued under ESPP, Shares							39,894
Issuance of redeemable convertible preferred stock for cash			$ 14,997,000		$ 150,524,000
Issuance of redeemable convertible preferred stock for cash, Shares			15,000,000		29,792,487
Reclassification of tranche liability upon settlement			$ 39,403,000
Issuance of common stock		$ 251,323,000									$ 251,323,000
Issuance of common stock, Shares								16,100,000	640,861
Repurchase of founders' shares, shares									624,845
Conversion of redeemable convertible preferred stock to common stock at closing of initial public offering		$ 260,532,000						$ 1,000			$ 260,531,000
Temporary equity, Conversion of redeemable convertible preferred stock to common stock at closing of initial public offering, Shares				(45,019,945)		(29,792,487)
Temporary equity, Conversion of redeemable convertible preferred stock to common stock at closing of initial public offering				$ (110,008,000)		$ (150,524,000)
Conversion of redeemable convertible preferred stock to common stock at closing of initial public offering, Shares								30,761,676
Stock-based compensation expense	7,871,000									7,871,000
Vesting of early exercised stock options	144,000									144,000
Repurchase of unvested early exercised shares, Shares							138,596
Net loss	(70,760,000)											(70,760,000)
Ending balance at Dec. 31, 2021	384,050,000						$ 1,000			525,400,000		(141,351,000)
Ending balance, Shares at Dec. 31, 2021							58,010,823
Stock-based compensation expense	3,342,000									3,342,000
Unrealized gain (loss) on investments in marketable securities	(309,000)												$ (309,000)
Vesting of early exercised stock options	51,000									51,000
Net loss	(25,835,000)											(25,835,000)
Ending balance at Mar. 31, 2022	361,299,000						$ 1,000			528,793,000		(167,186,000)	(309,000)
Ending balance, Shares at Mar. 31, 2022							58,010,823
Beginning balance at Dec. 31, 2021	384,050,000						$ 1,000			525,400,000		(141,351,000)
Beginning balance, Shares at Dec. 31, 2021							58,010,823
Net loss	(76,453,000)
Ending balance at Sep. 30, 2022	316,453,000						$ 1,000			535,852,000		(217,804,000)	(1,596,000)
Ending balance, Shares at Sep. 30, 2022							58,149,317
Beginning balance at Dec. 31, 2021	384,050,000						$ 1,000			525,400,000		(141,351,000)
Beginning balance, Shares at Dec. 31, 2021							58,010,823
Common stock issued upon exercise of options	20,000									20,000
Common stock issued upon exercise of options, Shares							67,196
Common stock issued under ESPP	656,000									656,000
Common stock issued under ESPP, Shares							333,155
Stock-based compensation expense	13,534,000									13,534,000
Unrealized gain (loss) on investments in marketable securities	(1,048,000)												(1,048,000)
Vesting of early exercised stock options	131,000									131,000
Repurchase of unvested early exercised shares, Shares							189,414
Net loss	(101,052,000)											(101,052,000)
Ending balance at Dec. 31, 2022	296,291,000						$ 1,000			539,741,000		(242,403,000)	(1,048,000)
Ending balance, Shares at Dec. 31, 2022							58,221,760
Beginning balance at Mar. 31, 2022	361,299,000						$ 1,000			528,793,000		(167,186,000)	(309,000)
Beginning balance, Shares at Mar. 31, 2022							58,010,823
Common stock issued upon exercise of options	13,000									13,000
Common stock issued upon exercise of options, Shares							43,945
Common stock issued under ESPP	414,000									414,000
Common stock issued under ESPP, Shares							207,137
Stock-based compensation expense	3,360,000									3,360,000
Unrealized gain (loss) on investments in marketable securities	(724)												(724)
Vesting of early exercised stock options	30,000									30,000
Repurchase of unvested early exercised shares, Shares							(50,713)
Net loss	(25,936,000)											(25,936,000)
Ending balance at Jun. 30, 2022	338,456,000						$ 1,000			532,610,000		(193,122,000)	(1,033,000)
Ending balance, Shares at Jun. 30, 2022							58,211,192
Common stock issued upon exercise of options	5,000									5,000
Common stock issued upon exercise of options, Shares							17,000
Stock-based compensation expense	3,210,000									3,210,000
Unrealized gain (loss) on investments in marketable securities	(563)												(563)
Vesting of early exercised stock options	27,000									27,000
Repurchase of unvested early exercised shares, Shares							(78,875)
Net loss	(24,682,000)											(24,682,000)
Ending balance at Sep. 30, 2022	316,453,000						$ 1,000			535,852,000		(217,804,000)	(1,596,000)
Ending balance, Shares at Sep. 30, 2022							58,149,317
Beginning balance at Dec. 31, 2022	296,291,000						$ 1,000			539,741,000		(242,403,000)	(1,048,000)
Beginning balance, Shares at Dec. 31, 2022							58,221,760
Stock-based compensation expense	3,263,000									3,263,000
Unrealized gain (loss) on investments in marketable securities	579,000												579,000
Vesting of early exercised stock options	25,000									25,000
Repurchase of unvested early exercised shares, Shares							(26,942)
Net loss	(23,934,000)											(23,934,000)
Ending balance at Mar. 31, 2023	276,224,000						$ 1,000			543,029,000		(266,337,000)	(469,000)
Ending balance, Shares at Mar. 31, 2023							58,194,818
Beginning balance at Dec. 31, 2022	296,291,000						$ 1,000			539,741,000		(242,403,000)	(1,048,000)
Beginning balance, Shares at Dec. 31, 2022							58,221,760
Net loss	(101,733,000)
Ending balance at Sep. 30, 2023	204,019,000						$ 1,000			548,249,000		(344,136,000)	(95,000)
Ending balance, Shares at Sep. 30, 2023							57,971,910
Beginning balance at Mar. 31, 2023	276,224,000						$ 1,000			543,029,000		(266,337,000)	(469,000)
Beginning balance, Shares at Mar. 31, 2023							58,194,818
Common stock issued upon exercise of options	18,000									18,000
Common stock issued upon exercise of options, Shares							55,047
Common stock issued under ESPP	157,000									157,000
Common stock issued under ESPP, Shares							65,222
Repurchase of founders' shares, shares							(152,694)
Stock-based compensation expense	2,845,000									2,845,000
Unrealized gain (loss) on investments in marketable securities	198,000												198,000
Vesting of early exercised stock options	18,000									18,000
Repurchase of unvested early exercised shares, Shares							(173,120)
Net loss	(55,314,000)											(55,314,000)
Ending balance at Jun. 30, 2023	224,146,000						$ 1,000			546,067,000		(321,651,000)	(271,000)
Ending balance, Shares at Jun. 30, 2023							57,989,273
Common stock issued upon exercise of options	16,000									16,000
Common stock issued upon exercise of options, Shares							10,367
Stock-based compensation expense	2,161,000									2,161,000
Unrealized gain (loss) on investments in marketable securities	176,000												176,000
Vesting of early exercised stock options	5,000									5,000
Repurchase of unvested early exercised shares, Shares							(27,730)
Net loss	(22,485,000)											(22,485,000)
Ending balance at Sep. 30, 2023	$ 204,019,000						$ 1,000			$ 548,249,000		$ (344,136,000)	$ (95,000)
Ending balance, Shares at Sep. 30, 2023							57,971,910